SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

FORM 10K-SB

For Period Ended: March 31, 2005

PART I--REGISTRANT INFORMATION

GREENS WORLDWIDE INCORPORATED

2111 E. Highland Avenue, Suite 210

Phoenix, AZ 85016

PART II--RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to RULE 12b-25(b), the following should be completed.  (Check box if appropriate)

[X]

(a)

The reasons described in reasonable detail in Part III of  this form could not be eliminated without unreasonable effort or expense;

[X]

(b)

The subject annual report, semi-annual report, transition report on Form 10-K,Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or  the subject quarterly report or transition report on Form 10-Q, or portion  thereof will be filed on or before the fifth calendar day following the prescribed  due date; and

[  ]

(c)

The accountant's statement or other exhibit required by RULE 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB,11-K,  20-F,  Form  10-Q  and Form 10-QSB, N-SAR, or the  transition  report  or portion thereof could not be filed within the prescribed period.

The Company is awaiting the completion of the review of its financial statements and a few additional days are needed to complete the review.

PART IV--OTHER INFORMATION

(1)

 Name  and  telephone  number  of person  to  contact  in  regard  to  this notification:

Margaret Eardley

(602) 957-2777

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during  the  preceding  12 months (or for such  shorter  period  that  the registrant was required to file such reports) been filed?[X] Yes [  ] No

(3)   Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements  to be included in the subject report or  portion  thereof?[ ] Yes [X] No

GREENS WORLDWIDE INCORPORATED

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

By:

/s/ Margaret M. Eardley

Name:

 Margaret M. Eardley

Title:

Acting Chief Financial Officer

May 17, 2005